Other non-current assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current assets and other non-current financial assets [Abstract]
Advances to acquire property, plant and equipment	$ 1,418	$ 1,744
Guarantee deposits	175	228
Guarantee deposits (1)	884	917
Prepaid bonuses	427	451
Shared based payment in excess of capital contribution	414	414
Indemnifiable contingencies from business combinations	512	714
Recoverable tax	912	860
Other	153	136
Other non-current assets	$ 4,895	$ 5,464